Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 81,763,628	$ 2,660,711	$ 80,193,769	$ 35,768,798
Adjustments for:
Depreciation expense	51,520,810	1,676,564	50,470,157	47,525,688
Amortization expense	3,931,079	127,923	4,054,120	3,733,377
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	(4,107,745)	(133,672)	1,490,005	71,848
Finance costs	4,009,782	130,484	2,831,307	3,459,511
Interest income	(654,747)	(21,306)	(542,329)	(520,783)
Dividend income	(278,381)	(9,059)	(289,852)	(150,715)
Share based compensations	989,843	32,211	699,211	955,575
Share of profit of associates and joint ventures	(1,185,377)	(38,574)	(899,700)	(547,612)
Gain on disposal of property, plant and equipment	(113,356)	(3,689)	(71,770)	(460,868)
Loss (gain) on disposal of investments accounted for using the equity method	(80,317)	(2,614)	67,482	(91,297)
Impairment loss recognized on financial assets	119,974	3,904	4,718
Reversal of impairment loss recognized on financial assets				(56,950)
Impairment loss recognized on non-financial assets	2,359,055	76,767	774,712	2,486,066
Gain on disposal of subsidiaries			(17,340,418)	(802,753)
Gain from bargain purchase - acquisition of subsidiary			(33,114)
Net loss (gain) on foreign currency exchange	6,318,273	205,606	(1,668,522)	(2,543,821)
Others	6,766	220	(74,356)	(295,859)
Changes in operating assets and liabilities
Financial assets mandatorily at fair value through profit or loss	7,070,941	230,099	2,174,012	2,188,285
Contract assets	(123,964)	(4,034)	(1,345,069)	1,113,950
Trade receivables	754,156	24,541	(27,957,812)	(9,396,304)
Other receivables	(1,953,605)	(63,573)	(354,849)	(773,411)
Inventories	(21,669,101)	(705,145)	(23,325,588)	(13,559,192)
Other current assets	20,864	679	(819,252)	366,237
Other financial assets	(3,476,090)	(113,117)	(811,510)
Other operating activities assets	(606,418)	(19,734)	26,306	(14,396)
Financial liabilities held for trading	(5,928,083)	(192,908)	(3,814,095)	(2,763,864)
Trade payables	(5,456,906)	(177,576)	13,654,819	14,032,779
Other payables	7,047,162	229,325	5,938,081	3,601,102
Other current liabilities	1,592,098	51,809	5,552,277	23,520
Other operating activities liabilities	5,265,384	171,344	2,017,904	(301,838)
Cash generated from operations	127,135,725	4,137,186	90,600,644	83,047,073
Interest received	652,679	21,239	527,551	479,900
Dividend received	957,611	31,162	655,537	512,287
Interest paid	(3,494,516)	(113,717)	(2,625,883)	(3,442,545)
Income tax paid	(14,250,527)	(463,733)	(7,423,947)	(5,536,077)
Net cash generated from operating activities	111,000,972	3,612,137	81,733,902	75,060,638
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(20,000)	(651)	(32,246)	(259,168)
Proceeds from sale of financial assets at fair value through other comprehensive income			672	20,686
Return of capital from financial assets at fair value through other comprehensive income	63,051	2,052	14,201	84,186
Proceeds from sale of financial assets at amortized cost			26,531
Acquisition of associates and joint ventures	(117,589)	(3,826)	(226,560)	(186,071)
Proceeds from disposal of investments accounted for using the equity method				2,271,618
Net cash outflow on acquisition of subsidiaries			(180,718)	(8,745,638)
Proceeds from disposal of subsidiaries			23,941,276	3,717,039
Return of capital by investee accounted for using the equity method				125,005
Payments for property, plant and equipment	(72,639,905)	(2,363,811)	(70,905,659)	(62,077,446)
Proceeds from disposal of property, plant and equipment	749,757	24,398	1,605,002	4,449,113
Payments for intangible assets	(382,767)	(12,456)	(1,069,866)	(982,655)
Proceeds from disposal of intangible assets	4,932	161	1,421	8,353
Payments for right-of-use assets	(682,602)	(22,213)	(956,218)	(118,354)
Payments for investment properties	(114,786)	(3,735)		(6,352)
Increase in other financial assets	(268,205)	(8,728)	(372,091)	(822,959)
Decrease in other financial assets	252,845	8,228	447,665	1,083,934
Increase in other non-current assets	(267,003)	(8,689)	(1,416,675)	(1,338,269)
Decrease in other non-current assets	280,916	9,141	324,270	1,244,650
Income tax paid	(842,440)	(27,414)	(570,700)
Proceeds from disposal of right-of-use assets			278,126	585,902
Other investing activities items	31,922	1,039		123
Net cash used in investing activities	(73,951,874)	(2,406,504)	(49,091,569)	(60,946,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	1,866,253	60,731	10,043,398
Repayment of short-term borrowings				(1,502,323)
Proceeds from bonds offering	6,365,377	207,139	3,280,943	19,967,149
Repayment of bonds payable	(9,904,800)	(322,317)	(7,000,000)	(250,000)
Proceeds from long-term borrowings	214,642,236	6,984,778	190,192,666	180,020,420
Repayment of long-term borrowings	(244,158,657)	(7,945,287)	(174,173,841)	(206,520,559)
Repayment of the principle portion of lease liabilities	(1,035,019)	(33,681)	(907,403)	(844,357)
Dividends paid	(29,990,842)	(975,947)	(18,082,500)	(8,520,982)
Proceeds from exercise of employee share options	1,069,255	34,795	2,727,915	1,934,530
Payments for buy-back of ordinary shares	(205,608)	(6,691)	(5,529,255)
Decrease in non-controlling interests	(1,108,010)	(36,056)	(6,400,212)	(6,291,089)
Other financing activities items	1,009	33	(22,557)	11,867
Net cash used in financing activities	(62,458,806)	(2,032,503)	(5,870,846)	(21,995,344)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	7,376,757	240,051	(2,236,213)	(711,795)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(18,032,951)	(586,819)	24,535,274	(8,592,804)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	76,073,345	2,475,540	51,538,071	60,130,875
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 58,040,394	$ 1,888,721	$ 76,073,345	$ 51,538,071